Acquisitions and Dispositions	12 Months Ended
Dec. 31, 2017
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Acquisitions and Dispositions

3. ACQUISITIONS AND DISPOSITIONS

•	Agreement for YPF EE’s capitalization

On December 14, 2017, the Board of Directors of the Company approved the terms of a memorandum of understanding signed with GE Energy Financial Services, Inc. (“GE EFS”) which established the framework conditions under which the parties would agree to the capitalization of YPF EE. This Agreement, the framework conditions of which were approved by the Board of Directors of the Company, established that GE EFS intended to contribute capital through a vehicle company and subscribe for shares of YPF EE in order to have a shareholding of 25% of its capital stock.

On February 6, 2018, YPF entered into a definitive and binding agreement with EFS Global Energy B.V. (“GE”) and GE Capital Global Energy Investments B.V., companies indirectly controlled by GE EFS, which establishes the conditions for the capitalization of YPF EE (the “Share Subscription Agreement”). The Share Subscription Agreement establishes that, subject to compliance with certain conditions precedent, GE will subscribe for shares of YPF EE in order to achieve a participation equal to 24.99% of its capital stock and jointly control this company with YPF.

The contribution will be composed as follows:

•	Subscription price of US$ 275 million:

•	US$ 135 million as of the closing date of the transaction; and

•	US$ 140 million 12 months after the closing date of the transaction.

•	Contingent price of up to the maximum sum of US$ 35 million subject to the evolution of the prices of Resolution 19/17 (33.33% as of 24 months from the closing date of the transaction and 16.67% each subsequent year).

It is estimated that the transaction will be consummated during the month of March 2018.

In this way, the capital structure of YPF EE after the issuance of shares will be as follows:

Shareholder	Number of Shares	Participation in the capital stock	Kind of Share
YPF	2,723,826,879	72.69218%	A
OPESSA	86,476,112	2.30783%	A

Group	2,810,302,991	75.00001%	A
GE	936,767,364	24.99999%	B

Total	3,747,070,355	100.00000%

As a result of this process, the Group reflects the investment in YPF EE in its consolidated financial statements as of December 31, 2017 as assets and liabilities held for disposal in separate lines from the rest of the assets and liabilities, given that as of that date they had met all the requirements for this classification. (See Note 2.b.24).

According to IFRS 5, assets and liabilities held for disposal must be valued at book value or fair value less costs of the transaction, whichever is lower. Given that, at the time of classification, the fair value less costs of the transaction was higher, the investment in YPF EE has been valued at its book value, therefore, no impairment has been recorded at the time of reclassification nor has it been recorded as of December 31, 2017.

Although YPF EE represents a component within YPF because it is an individual CGU within the Gas and Energy segment, it does not qualify as a discontinued operation since it does not represent a significant line of business nor a geographical area.

The following table shows the main assets and liabilities held for disposal.

•	Group of assets held for disposal:

December 31, 2017
Property, plant and equipment	4,982
Investments in associates and joint ventures	2,117
Inventories	1
Other receivables	914
Credits for sale	713
Investments in financial assets	78
Cash and cash equivalents	61

Subtotal	8,866

Deletions	(43)

Total	8,823

•	Liabilities associated to the group of assets held for disposal:

December 31, 2017
Provisions	96
Deferred tax liabilities	282
Remuneration and social security charges	47
Other liabilities	1
Loans	4,072
Accounts payable	938

Subtotal	5,436

Deletions	(1,243)

Total	4,193

The following table shows the main results associated with the investment in YPF EE:

December31, 2017
Income	1,908
Costs	(594)
Gross income	1,314
Operating profit	1,122
Income from investments in companies	90
Net financial results	(76)
Income Tax	(268)

Net income without deletions	868

Deletions	241

Net income with deletions	1,109

Regarding the participation held after the aforementioned transaction, the Group has followed the guidelines of IFRS 10 “Consolidated financial statements” and has concluded that from the entry of GE in YPF EE, GE and YPF will jointly control YPF EE Consequently, the Group will apply IFRS 11 “Joint Arrangements” defining such company as a joint venture, and will assess it according to the equity method under the IAS 28 “Investments in associates and joint ventures”, once the transaction has been concluded.

Some of the main evaluated assumptions are described below:

(i)	Any decisions about the relevant activities thereof are to be taken jointly, there being no power of one shareholder over the other in relation to the investment, regardless of the different percentages of equity interests held by each of them. Although the Group will own a 75% stake in YPF EE, according to the shareholders’ agreement, the approval of at least one Director appointed by each class of shares at the meeting of the Board of Directors or the approval of the full class of shares at the meeting of Shareholders is required for decision-making purposes regarding the relevant activities;

(ii)	No shareholder has any power, as defined in IFRS 10 to the detriment of any other, independently of the number of Directors or personnel (key or not) appointed by each class of shares, in the management of the Company for its own benefit or to unilaterally modify the variable investment returns or ultimately, to unilaterally direct any of the decisions associated with the relevant activities.

•	Assignment of the Cerro Bandera area

YPF and Oilstone Energía S.A. (“OESA”) entered into an agreement for the assignment of 100% of the exploitation concession of the Cerro Bandera area in the province of Neuquen (the “Concession”) on November 22, 2017. It should be noted that OESA operates the block since 2011 under the respective operating Agreement subscribed with YPF.

The agreement considers the assignment of the Concession for US$14 million. Moreover, the agreement sets forth that YPF maintains rights, under certain terms and conditions, to (i) the Vaca Muerta and Molles formations, in which it may continue to carry out exploration and potential exploitation works; and (ii) an exploratory project in the northern region of the Concession, and its potential exploitation.

The entry into force of the assignment is subject to compliance with certain conditions precedent, which must be met before May 22, 2018. The above conditions mainly refer to the authorization of the assignments of participation provided in the assignment Agreement by the Executive Branch of the Province of Neuquén.

•	Assignment of equity interest in the Aguada de la Arena area

As part of the acquisition by Pampa Energía S.A. (“PEPASA”) of the total shares of Petrobras Participaciones S.L., which held 67.2% of the capital and voting rights of Petrobras Argentina S.A. (“PESA”), YPF and PEPASA entered into an agreement subject to certain conditions precedent under which, once the acquisition by PEPASA of shareholding control of PESA had been completed, PESA transferred to YPF its equity interests in the operating concessions of two areas located in the Neuquén basin with production and high potential for gas development (of the tight and shale type), to be operated by YPF, in the percentages detailed below: (i) 33.33% participation in the Río Neuquén area, located in the Province of Neuquén and in the Province of Río Negro; and (ii) 80% participation in the Aguada de la Arena area, located in the Province of Neuquén.

In order to implement this agreement, PEPASA and YPF signed a Framework Agreement for the Financing and Acquisition of Units and a Loan Agreement under which YPF, on July 25, 2016, granted PEPASA a guaranteed loan for the Indirect acquisition of the aforementioned areas in the amount of US$ 140 million, equivalent to the acquisition price of the aforementioned units, which does not differ from the fair value of the participation in said areas.

On October 14, 2016, the assignment of the equity interests in the operating concessions between YPF and PESA was consummated, as follows: (i) an equity interest of 33.33% in the Río Neuquén area for the sum of US$ 72 million; and (ii) an equity interest of 80% in the Aguada de la Arena area, for the sum of US$ 68 million.

On February 23, 2017, YPF and Petrouruguay S.A. subscribed the definitive agreement for the assignment in favor of YPF of 20% of the equity interests in the Aguada de la Arena area for US$ 18 million. Thus, YPF increased its participation to 100% in the aforementioned area.

On March 31, 2017, YPF cancelled, 33.33% of its participation in the Río Neuquén area and 80% of its participation in the Aguada de la Arena area through a payment in kind pursuant to an assignment in favor of PESA of its contractual position under the loan contract with PEPASA.

•	Increased equity interest in YPF Gas and OTC

On May 7 2015, Repsol Butano S.A. transferred to YPF shares representing 33.997 % of YPF Gas’s capital stock and Repsol Trading S.A. transferred to YPF 17.79% of OTC’s capital stock. The amount of the transaction was 161.